LIABILITIES IN RESPECT OF IIA GRANTS (Schedule of Israeli Innovation Authority Grants) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of israeli innovation authority grants [Abstract]
Balance as of January 1	$ 6,935	$ 7,714
Grants received		248
Royalties	(235)	(635)
Amounts carried to Profit or Loss	828	(392)	$ 287
Balance as of Decmber 31	7,528	6,935	$ 7,714
Current maturities	(261)	(124)
Long term liabilities in respect of IIA grants	$ 7,267	$ 6,811